Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue [Line Items]
Total Revenues	$ 741,541	$ 1,833,590
Hardware [Member]
Schedule of Revenue [Line Items]
Total Revenues	616,929	747,378
CIS Software [Member]
Schedule of Revenue [Line Items]
Total Revenues		822,444
Tax devices and service [Member]
Schedule of Revenue [Line Items]
Total Revenues	$ 124,612	$ 263,768